Business Acquisitions (Details) (3) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 02, 2013 Sevan Drilling ASA	Jul. 02, 2013 Drilling units Sevan Drilling ASA	Jul. 02, 2013 Newbuildings Sevan Drilling ASA
Business Acquisition [Line Items]
Cash and cash equivalents				$ 54
Restricted cash				63
Trade and other receivables				49
Current assets				166
Drilling units					1,246	1,227
Deferred income tax asset				76
Valuation allowance income tax asset				(76)
Other non-current assets				1
Non-current assets				2,474
Total assets				2,640
Current portion of long-term debt				(112)
Trade and other payables				(115)
Construction obligation				(923)
Unfavorable contracts				(79)
Other current liabilities				(26)
Current liabilities				1,255
Long-term interest bearing debt				(703)
Unfavorable contracts				(257)
Other non-current liabilities				(16)
Non-current liabilities				(976)
Total liabilities				(2,231)
Net assets acquired				409
Net book value of equity investment				109
Fair value of previously held equity investment				117
Gain on re-measurement of previously held equity investment	18	169	0	8
Fair value of establishment of non-controlling interest				197
Bargain purchase
Fair value of consideration transferred				78
Fair value of establishment of non-controlling interest				197
Fair value of previously held equity investment				117
Fair value of the consideration received				392
Gain on bargain purchase	$ 32	$ 0	$ 0	$ 17